Summary of Total Lease Management Fee Income from Managed Fleet, Including Management Fees Earned from Acquisition Fees and Sales Commissions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation Of Revenue [Line Items]
Lease rental income - managed fleet	$ 750,730	$ 600,873	$ 619,760
Managed Fleet
Disaggregation Of Revenue [Line Items]
Lease rental income - managed fleet	56,037	62,448	101,901
Less: distribution expense to managed fleet container investors	(50,360)	(57,311)	(93,858)
Less: depreciation and interest expense on managed containers purchased on or after January 1, 2019	(1,348)	(730)	(394)
Leasing
Disaggregation Of Revenue [Line Items]
Revenue	4,329	4,407	7,649
Other Services
Disaggregation Of Revenue [Line Items]
Revenue	3,360	5,271	7,590
Total Management Fees
Disaggregation Of Revenue [Line Items]
Revenue	$ 7,689	$ 9,678	$ 15,239